John Hancock Funds II (the Trust)
Diversified Strategies Fund (the fund)

Supplement dated March 25, 2021 to the current Class A Prospectus (the prospectus), as may be supplemented

The following information supplements and supersedes any information to the contrary relating to the fund contained in the current prospectus.

At its meeting held on March 23-25, 2021, the Trust’s Board of Trustees (the Board) approved changes to the fund’s name, investment objective, principal investment strategies, Rule 12b-1 fee, and benchmark. These changes are expected to be effective on or about June 1, 2021 (the Effective Date). In addition, effective immediately, a Portfolio Manager is being added to the fund.

In connection with the changes described above, the prospectus is hereby amended as of the Effective Date as follows:

1.	The fund’s name is changed to Absolute Return Opportunities Fund, and all references to Diversified Strategies Fund are changed to reflect the fund’s new name.

2.	The investment objective of the fund is amended and restated in its entirety as follows:

The fund seeks to achieve an absolute return.

3.	The Principal investment strategies portion of the “Fund summary” section is revised and restated in its entirety as follows:

The fund seeks to achieve an absolute return by investing in a wide spectrum of U.S. and foreign equity and fixed-income securities, as well as derivative instruments. Under normal market conditions, the fund invests both in securities directly and in shares of unaffiliated underlying investment funds, including exchange-traded funds (ETFs), that invest in a wide range of asset classes. The fund may invest in companies with any market capitalization. The fund’s fixed-income investments are not subject to any credit rating or maturity limitations and may be issued by companies and government and supranational entities around the world, including high-yield, below-investment-grade securities (junk bonds). The fund may invest in emerging as well as developed markets and may invest a significant portion of its assets in the securities of companies in particular economic sectors. The manager may allocate assets based on various asset classes, sectors, duration, credit quality, or geographic mix and may reallocate assets based on its ongoing analyses of capital markets. The fund may also invest in a broad range of additional securities, including global preferred securities, bank loans, convertible securities, and other fixed-income securities. Some loans may be illiquid.

The fund also may invest extensively in derivative instruments to hedge against market losses or rate changes or for non-hedging purposes, including to invest indirectly in securities or financial markets, to gain foreign currency exposure, to manage efficiently, or to generate additional income. Derivatives may include futures, options, swaps, and swaptions and may relate to equity securities, fixed-income securities, interest rates, inflation rates, total return rates, currencies or currency exchange rates, and related indexes. The fund also may invest in restricted or illiquid securities.

Due to the fund’s use of derivative instruments, a significant portion of the fund’s assets will be invested directly or indirectly in cash and cash equivalents and money market instruments, which may include U.S. Government securities, U.S. Government agency securities, overnight and/or fixed term repurchase agreements, and money market mutual fund shares for use as margin or collateral for these derivative instruments. Such investments may generate income for the fund.

The fund may invest in unaffiliated investment companies, including ETFs, that focus their investments on alternative or non-traditional asset categories such as commodities, market neutral (long/short), global real estate, natural resources, TIPS (Treasury Inflation-Protected Securities), foreign currency trading strategies, managed futures, arbitrage strategies, and tactical investment strategies. The fund may also invest in exchange-traded notes (ETNs). The fund may enter into short sales of securities either to realize appreciation if a security that the fund does not own declines in value or as a hedge against potential declines in the value of a fund security.

The fund and/or the unaffiliated underlying funds in which it invests may trade securities actively.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.

4.	Under “Principal Risks” in the “Fund summary” section, the introductory paragraph is amended and restated as follows:

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. In addition, although the manager aims to achieve an absolute return, there is no guarantee that the fund will generate positive returns. The fund’s investment strategy may not produce the intended results.

5.	Also under “Principal Risks” in the “Fund summary” section, the following risk is being added:

Cash and cash equivalents risk. Under certain market conditions, such as during a rising stock market, rising interest rate or rising credit spread markets, the use of cash and/or cash equivalents, including money market instruments, could have a negative effect on the fund’s ability to achieve its investment objective and may negatively impact the fund’s performance.

6.	Under the heading “Past performance” in the “Fund summary” section, the following paragraph will be added under “A note on performance”:

Effective June 1, 2021, the fund changed its principal investment strategy to seek an absolute return by primarily investing directly in equity and fixed-income securities, as well as derivative instruments. The performance information presented for periods prior to June 1, 2021 reflects management of the fund consistent with investment strategies in effect during those periods and might have been different if the fund’s investments had been managed under its current investment objective and strategies.

7.	In the “Average annual total returns” table under the heading “Past performance” in the “Fund summary” section, the primary benchmark will change from the Bloomberg Barclays U.S. Aggregate Bond Index to the ICE BofA 0-3 month US Treasury Index. The secondary benchmarks, S&P 500 Index and 70% Bloomberg Barclays U.S. Aggregate Bond Index/ 30% S&P 500 Index, will be removed. The table will be revised and restated as follows:

Average annual total returns (%)—as of 12/31/20	1 year	5 year	Since inception (09/30/11)
Class A (before tax)	–5.60	1.20	2.90
after tax on distributions	–6.00	–0.50	1.10
after tax on distributions, with sale	–3.11	0.64	1.78
ICE BofA 0-3 month US Treasury Index (reflects no deduction for fees, expenses, or taxes)	0.54	1.13	0.63
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)*	7.51	4.44	3.45

*	Prior to June 1, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective June 1, 2021, the fund’s primary benchmark index is the ICE BofA 0-3 month US Treasury Index. The ICE BofA 0-3 month US Treasury Index is better aligned with the fund’s investment strategy.

8.	The distribution and service (Rule 12b-1) fees payable by the fund’s Class A shares will be reduced to 0.25%. Accordingly, effective June 1, 2021, all references to the Rule 12b-1 fees payable by the fund’s Class A shares will be amended to state 0.25%.

9.	The Principal investment strategies” portion of the “Fund details” section of the prospectus is revised and restated in its entirety as follows:

Investment objective: The fund seeks to achieve an absolute return.

The Board of Trustees can change the fund’s investment objective and strategies without shareholder approval.

The fund seeks to achieve an absolute return through a broad investment mandate that permits it to use an extensive range of investment strategies and to invest in a wide spectrum of equity and fixed-income securities, as well as derivative instruments. Under normal market conditions, the fund invests directly in both fixed-income and equity securities and also in shares of unaffiliated underlying investment funds, including exchange-traded funds (ETFs), that invest in a wide range of asset classes.

The fund invests in equity securities of U.S. and foreign companies of various market capitalizations. The fund also invests in fixed-income securities, which are not subject to any credit rating or maturity limitations, issued by companies and government and supranational entities around the world, including high-yield below-investment-grade securities (i.e., junk bonds). The fund may invest in emerging as well as developed markets and may invest a significant portion of its assets in the securities of companies in particular economic sectors. In pursuing its investment objective, the fund has the ability to allocate between various asset classes, sectors, duration, credit quality or geographic mix and the manager has the flexibility to reallocate the fund’s assets among any or all of the asset class exposures based on its ongoing analyses of the capital markets. The fund may also invest in a broad range of additional securities, including global preferred securities, bank loans, convertibles and other fixed-income securities. Direct investments in loans may be illiquid and holding a loan could expose the fund to the risks of being a direct lender.

The fund also may invest extensively in derivative instruments, such as futures, options, swaps, and swaptions, which are generally financial contracts whose value is derived from an underlying asset, reference rate, or index, and may relate to equity securities, fixed-income securities, interest rates, inflation rates, total return rates, currencies or currency exchange rates, and related indexes. Derivatives may be used to hedge against losses from movements in stocks, currency exchange rates or interest rates. Derivatives may be used for non-hedging purposes in order to invest indirectly in securities or financial markets, for duration management, to gain exposure to foreign currencies, for efficient portfolio management, or to generate additional income for the fund’s portfolio. The fund also may invest in restricted or illiquid securities.

Due to the fund’s use of derivative instruments, a significant portion of the fund’s assets will be invested directly or indirectly in cash and cash equivalents and money market instruments, which may include U.S. Government securities, U.S. Government agency securities, overnight and/or fixed term repurchase agreements, and money market mutual fund shares for use as margin or collateral for these derivative instruments. Such investments may generate income for the fund.

In addition, the fund may invest directly in, or indirectly through exchange-traded notes (ETNs) and unaffiliated investment companies, including ETFs, that focus their investment strategies on, alternative or non-traditional asset categories such as commodities, market neutral (long/short), global real estate, natural resources, TIPS (Treasury Inflation-Protected Securities), foreign currency trading strategies, managed futures, arbitrage strategies and tactical investment strategies. The fund may also enter into short sales of securities either to realize appreciation when a security that the fund does not own declines in value or as a hedge against potential declines in the value of a fund security.

The fund and/or the unaffiliated underlying funds in which it invests may trade securities actively, which could result in a higher-than-average portfolio turnover rate and increase their transaction costs (thus lowering performance).

The fund may invest in cash or money market instruments for the purpose of meeting redemption requests or making other anticipated cash payments.

The fund may deviate from its principal investment strategies during transition periods, which may include the reassignment of portfolio management, a change in investment objective or strategy, a reorganization or liquidation, or the occurrence of large inflows or outflows.

10.	In the “Fund details” section, under the heading “Principal Risks of Investing”, the introductory paragraph is amended and restated as follows:

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the manager aims to achieve an absolute return, there is no guarantee that the fund will generate positive returns. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a fund’s performance. The fund’s investment strategy may not produce the intended results.

11.	The following risk will be added under “Principal risks of investing” of the “Fund details” section of the prospectus:

Cash and cash equivalents risk

Under certain market conditions, such as during a rising stock market, rising interest rate or rising credit spread markets, the use of cash and/or cash equivalents, including money market instruments, could have a negative effect on the fund’s ability to achieve its investment objective and may negatively impact the fund’s performance. To the extent that the fund invests in a money market fund, the fund will indirectly bear a proportionate share of the money market fund’s expenses, in addition to the operating expenses of the fund, which are borne directly by fund shareholders. In addition, while money market funds seek to maintain a stable net asset value, the value of a money market fund is not guaranteed and investors in money market funds can lose money, which could detract from the fund’s performance.

12.	In the “Fund details” section, under the heading “Principal Risks of Investing”, the following will be added as the fourth paragraph under Hedging, derivatives, and other strategic transactions risk:

In addition, new Rule 18f-4 (the “Derivatives Rule”), adopted by the SEC on October 28, 2020, replaces current asset segregation requirements with a new framework for the use of derivatives by registered funds. For funds using a significant amount of derivatives, the Derivatives Rule mandates a fund adopt and/or implement: (i) value at risk limitations in lieu of asset segregation requirements; (ii) a written derivatives risk management program; (iii) new Board oversight responsibilities; and (iv) new reporting and recordkeeping requirements. The Derivatives Rule provides an exception for funds with derivative exposure not exceeding 10% of its net assets, excluding certain currency and interest rate hedging transactions. In addition, the Derivatives Rule provides special treatment for reverse repurchase agreements and similar financing transactions and unfunded commitment agreements. Funds will be required to comply with the Derivatives Rule starting on August 19, 2022.

Also under the Hedging, derivatives, and other strategic transactions risk, the following will also be added to the list of certain derivatives and other strategic transactions that the fund intends to utilize:

Swaptions. Risks associated with swaptions include liquidity risk (i.e., the inability to enter into closing transactions), risk of default of the underlying reference obligation, risk of disproportionate loss, and counterparty and interest-rate risk.

13.	In the “Fund details” section under the heading “Who’s who – Management fee”, the final paragraph will be amended and restated as follows:

The advisor voluntarily agrees to reduce its management fee for the fund, or if necessary make payment to the fund, in an amount equal to the amount by which the expenses of the fund exceed 1.27% of the average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) advisory fees, (f) class-specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense. The advisor may terminate this voluntary waiver at any time upon notice to the fund.

In addition, effective immediately, the prospectus is hereby amended as follows:

1.	David J. Rule, CFA, FRM is added as a portfolio manager for the fund. Mr. Rule, Christopher Fellingham, Andrew Graham, Mark Holden, CFA, Nathan W. Thooft, CFA and Christopher Walsh, CFA are jointly and primarily responsible for the day-to-day management of the fund’s portfolio. Accordingly, in the “Fund summary” section, the information under the heading “Portfolio management” is revised and restated in its entirety as follows:

Christopher Fellingham Senior Managing Director and Head of Liquid Alternative Strategies Managed the fund since 2018	Andrew Graham Senior Managing Director and Senior Portfolio Manager Managed the fund since 2018	Mark Holden, CFA Managing Director and Portfolio Manager Managed the fund since 2018
David J. Rule, CFA, FRM Managing Director and Portfolio Manager Managed the fund since 2021	Nathan W. Thooft, CFA Vice President, Senior Managing Director, Co-Head Portfolio Solutions Group North America Managed the fund since 2015	Christopher Walsh, CFA Managing Director and Portfolio Manager Managed the fund since 2018
2.	The information in the “Fund details” section under the heading “Who’s who - Subadvisor” is replaced with the following:

The following are brief biographical profiles of the leaders of the fund’s investment management team, in alphabetical order. These managers are jointly and primarily responsible for the day-to-day management of the fund’s portfolio. These managers are employed by Manulife Investment Management (US) LLC. For more details about these individuals, including information about their compensation, other accounts they manage, and any investment they may have in the fund, see the SAI.

Christopher Fellingham

•     Senior Managing Director, Head of Liquid Alternative Strategies

•     Managed the fund since 2018

•     Joined the firm in 2016

•     Chief Investment Officer, Ignis Asset Management (2010–2015)

Andrew Graham

•     Senior Managing Director, Senior Portfolio Manager

•     Managed the fund since 2018

•     Joined the firm in 2017

•     Multi-Asset Private Wealth Portfolio Manager, RBC Capital Markets (2015–2017)

•     Head of European Rates Trading, RBC Capital Markets (2014–2015)

Mark Holden, CFA

•     Managing Director and Portfolio Manager

•     Managed the fund since 2018

•     Joined the firm in 2017

•     Investment Director, Standard Life Investments (2014–2016)

•     Senior Portfolio Manager, Ignis Asset Management (2011–2014)

David J. Rule, CFA, FRM

•     Managing Director and Portfolio Manager

•     Managed the fund since 2021

•     Joined the firm in 2017

•     Head of foreign exchange (FX) trading, Lombard Odier Asset Management (2015–2017)

Nathan W. Thooft, CFA • Vice President, Senior Managing Director, Co-Head Portfolio Solutions Group North America • Managed the fund since 2015 • Joined the subadvisor in 2008	Christopher Walsh, CFA • Managing Director and Portfolio Manager • Managed the fund since 2018 • Senior Investment Analyst at subadvisor until 2017 • Joined the firm in 2009

You should read this supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Funds II (the Trust)
Diversified Strategies Fund (the fund)

Supplement dated March 25, 2021 to the current Class I Prospectus (the prospectus), as may be supplemented

The following information supplements and supersedes any information to the contrary relating to the fund contained in the current prospectus.

At its meeting held on March 23-25, 2021, the Trust’s Board of Trustees (the Board) approved changes to the fund’s name, investment objective, principal investment strategies, and benchmark. These changes are expected to be effective on or about June 1, 2021 (the Effective Date). In addition, effective immediately, a Portfolio Manager is being added to the fund.

In connection with the changes described above, the prospectus is hereby amended as of the Effective Date as follows:

1.	The fund’s name is changed to Absolute Return Opportunities Fund, and all references to Diversified Strategies Fund are changed to reflect the fund’s new name.

2.	The investment objective of the fund is amended and restated in its entirety as follows:

The fund seeks to achieve an absolute return.

3.	The Principal investment strategies portion of the “Fund summary” section is revised and restated in its entirety as follows:

The fund seeks to achieve an absolute return by investing in a wide spectrum of U.S. and foreign equity and fixed-income securities, as well as derivative instruments. Under normal market conditions, the fund invests both in securities directly and in shares of unaffiliated underlying investment funds, including exchange-traded funds (ETFs), that invest in a wide range of asset classes. The fund may invest in companies with any market capitalization. The fund’s fixed-income investments are not subject to any credit rating or maturity limitations and may be issued by companies and government and supranational entities around the world, including high-yield, below-investment-grade securities (junk bonds). The fund may invest in emerging as well as developed markets and may invest a significant portion of its assets in the securities of companies in particular economic sectors. The manager may allocate assets based on various asset classes, sectors, duration, credit quality, or geographic mix and may reallocate assets based on its ongoing analyses of capital markets. The fund may also invest in a broad range of additional securities, including global preferred securities, bank loans, convertible securities, and other fixed-income securities. Some loans may be illiquid.

The fund also may invest extensively in derivative instruments to hedge against market losses or rate changes or for non-hedging purposes, including to invest indirectly in securities or financial markets, to gain foreign currency exposure, to manage efficiently, or to generate additional income. Derivatives may include futures, options, swaps, and swaptions and may relate to equity securities, fixed-income securities, interest rates, inflation rates, total return rates, currencies or currency exchange rates, and related indexes. The fund also may invest in restricted or illiquid securities.

Due to the fund’s use of derivative instruments, a significant portion of the fund’s assets will be invested directly or indirectly in cash and cash equivalents and money market instruments, which may include U.S. Government securities, U.S. Government agency securities, overnight and/or fixed term repurchase agreements, and money market mutual fund shares for use as margin or collateral for these derivative instruments. Such investments may generate income for the fund.

The fund may invest in unaffiliated investment companies, including ETFs, that focus their investments on alternative or non-traditional asset categories such as commodities, market neutral (long/short), global real estate, natural resources, TIPS (Treasury Inflation-Protected Securities), foreign currency trading strategies, managed futures, arbitrage strategies, and tactical investment strategies. The fund may also invest in exchange-traded notes (ETNs). The fund may enter into short sales of securities either to realize appreciation if a security that the fund does not own declines in value or as a hedge against potential declines in the value of a fund security.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.

The fund and/or the unaffiliated underlying funds in which it invests may trade securities actively.

4.	Under “Principal Risks” in the “Fund summary” section, the introductory paragraph is amended and restated as follows:

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. In addition, although the manager aims to achieve an absolute return, there is no guarantee that the fund will generate positive returns. The fund’s investment strategy may not produce the intended results.

5.	Also under “Principal Risks” in the “Fund summary” section, the following risk is being added:

Cash and cash equivalents risk. Under certain market conditions, such as during a rising stock market, rising interest rate or rising credit spread markets, the use of cash and/or cash equivalents, including money market instruments, could have a negative effect on the fund’s ability to achieve its investment objective and may negatively impact the fund’s performance.

6.	Under the heading “Past performance” in the “Fund summary” section, the following paragraph will be added under “A note on performance”:

Effective June 1, 2021, the fund changed its principal investment strategy to seek an absolute return by primarily investing directly in equity and fixed-income securities, as well as derivative instruments. The performance information presented for periods prior to June 1, 2021 reflects management of the fund consistent with investment strategies in effect during those periods and might have been different if the fund’s investments had been managed under its current investment objective and strategies.

7.	In the “Average annual total returns” table under the heading “Past performance” in the “Fund summary” section, the primary benchmark will change from the Bloomberg Barclays U.S. Aggregate Bond Index to the ICE BofA 0-3 month US Treasury Index. The secondary benchmarks, S&P 500 Index and 70% Bloomberg Barclays U.S. Aggregate Bond Index/ 30% S&P 500 Index, will be removed. The table will be revised and restated as follows:

Average annual total returns (%)—as of 12/31/20	1 year	5 year	Since inception (09/30/11)
Class I (before tax)	–0.43	2.59	3.83
after tax on distributions	–0.85	–0.80	1.91
after tax on distributions, with sale	–0.04	1.67	2.45
ICE BofA 0-3 month US Treasury Index (reflects no deduction for fees, expenses, or taxes)	0.54	1.13	0.63
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)*	7.51	4.44	3.45

*	Prior to June 1, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective June 1, 2021, the fund’s primary benchmark index is the ICE BofA 0-3 month US Treasury Index. The ICE BofA 0-3 month US Treasury Index is better aligned with the fund’s investment strategy.

8.	The Principal investment strategies” portion of the “Fund details” section of the prospectus is revised and restated in its entirety as follows:

Investment objective: The fund seeks to achieve an absolute return.

The Board of Trustees can change the fund’s investment objective and strategies without shareholder approval.

The fund seeks to achieve an absolute return through a broad investment mandate that permits it to use an extensive range of investment strategies and to invest in a wide spectrum of equity and fixed-income securities, as well as derivative instruments. Under normal market conditions, the fund invests directly in both fixed-income and equity securities and also in shares of unaffiliated underlying investment funds, including exchange-traded funds (ETFs), that invest in a wide range of asset classes.

The fund invests in equity securities of U.S. and foreign companies of various market capitalizations. The fund also invests in fixed-income securities, which are not subject to any credit rating or maturity limitations, issued by companies and government and supranational entities around the world, including high-yield below-investment-grade securities (i.e., junk bonds). The fund may invest in emerging as well as developed markets and may invest a significant portion of its assets in the securities of companies in particular economic sectors. In pursuing its investment objective, the fund has the ability to allocate between various asset classes, sectors, duration, credit quality or geographic mix and the manager has the flexibility to reallocate the fund’s assets among any or all of the asset class exposures based on its ongoing analyses of the capital markets. The fund may also invest in a broad range of additional securities, including global preferred securities, bank loans, convertibles and other fixed-income securities. Direct investments in loans may be illiquid and holding a loan could expose the fund to the risks of being a direct lender.

The fund also may invest extensively in derivative instruments, such as futures, options, swaps, and swaptions, which are generally financial contracts whose value is derived from an underlying asset, reference rate, or index, and may relate to equity securities, fixed-income securities, interest rates, inflation rates, total return rates, currencies or currency exchange rates, and related indexes. Derivatives may be used to hedge against losses from movements in stocks, currency exchange rates or interest rates. Derivatives may be used for non-hedging purposes in order to invest indirectly in securities or financial markets, for duration management, to gain exposure to foreign currencies, for efficient portfolio management, or to generate additional income for the fund’s portfolio. The fund also may invest in restricted or illiquid securities.

Due to the fund’s use of derivative instruments, a significant portion of the fund’s assets will be invested directly or indirectly in cash and cash equivalents and money market instruments, which may include U.S. Government securities, U.S. Government agency securities, overnight and/or fixed term repurchase agreements, and money market mutual fund shares for use as margin or collateral for these derivative instruments. Such investments may generate income for the fund.

In addition, the fund may invest directly in, or indirectly through exchange-traded notes (ETNs) and unaffiliated investment companies, including ETFs, that focus their investment strategies on, alternative or non-traditional asset categories such as commodities, market neutral (long/short), global real estate, natural resources, TIPS (Treasury Inflation-Protected Securities), foreign currency trading strategies, managed futures, arbitrage strategies and tactical investment strategies. The fund may also enter into short sales of securities either to realize appreciation when a security that the fund does not own declines in value or as a hedge against potential declines in the value of a fund security.

The fund and/or the unaffiliated underlying funds in which it invests may trade securities actively, which could result in a higher-than-average portfolio turnover rate and increase their transaction costs (thus lowering performance).

The fund may invest in cash or money market instruments for the purpose of meeting redemption requests or making other anticipated cash payments.

The fund may deviate from its principal investment strategies during transition periods, which may include the reassignment of portfolio management, a change in investment objective or strategy, a reorganization or liquidation, or the occurrence of large inflows or outflows.

9.	In the “Fund details” section, under the heading “Principal Risks of Investing”, the introductory paragraph is amended and restated as follows:

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the manager aims to achieve an absolute return, there is no guarantee that the fund will generate positive returns. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a fund’s performance. The fund’s investment strategy may not produce the intended results.

10.	The following risk will be added under “Principal risks of investing” of the “Fund details” section of the prospectus:

Cash and cash equivalents risk

Under certain market conditions, such as during a rising stock market, rising interest rate or rising credit spread markets, the use of cash and/or cash equivalents, including money market instruments, could have a negative effect on the fund’s ability to achieve its investment objective and may negatively impact the fund’s performance. To the extent that the fund invests in a money market fund, the fund will indirectly bear a proportionate share of the money market fund’s expenses, in addition to the operating expenses of the fund, which are borne directly by fund shareholders. In addition, while money market funds seek to maintain a stable net asset value, the value of a money market fund is not guaranteed and investors in money market funds can lose money, which could detract from the fund’s performance.

11.	In the “Fund details” section, under the heading “Principal Risks of Investing”, the following will be added as the fourth paragraph under Hedging, derivatives, and other strategic transactions risk:

In addition, new Rule 18f-4 (the “Derivatives Rule”), adopted by the SEC on October 28, 2020, replaces current asset segregation requirements with a new framework for the use of derivatives by registered funds. For funds using a significant amount of derivatives, the Derivatives Rule mandates a fund adopt and/or implement: (i) value at risk limitations in lieu of asset segregation requirements; (ii) a written derivatives risk management program; (iii) new Board oversight responsibilities; and (iv) new reporting and recordkeeping requirements. The Derivatives Rule provides an exception for funds with derivative exposure not exceeding 10% of its net assets, excluding certain currency and interest rate hedging transactions. In addition, the Derivatives Rule provides special treatment for reverse repurchase agreements and similar financing transactions and unfunded commitment agreements. Funds will be required to comply with the Derivatives Rule starting on August 19, 2022.

Also under Hedging, derivatives, and other strategic transactions risk, the following will be added to the list of certain derivatives and other strategic transactions that the fund intends to utilize:

Swaptions. Risks associated with swaptions include liquidity risk (i.e., the inability to enter into closing transactions), risk of default of the underlying reference obligation, risk of disproportionate loss, and counterparty and interest-rate risk.

12.	In the “Fund details” section under the heading “Who’s who – Management fee”, the following voluntarily language will be added as the final paragraph:

The advisor voluntarily agrees to reduce its management fee for the fund, or if necessary make payment to the fund, in an amount equal to the amount by which the expenses of the fund exceed 1.27% of the average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) advisory fees, (f) class-specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense. The advisor may terminate this voluntary waiver at any time upon notice to the fund.

In addition, effective immediately, the prospectus is hereby amended as follows:

1.	David J. Rule, CFA, FRM is added as a portfolio manager for the fund. Mr. Rule, Christopher Fellingham, Andrew Graham, Mark Holden, CFA, Nathan W. Thooft, CFA and Christopher Walsh, CFA are jointly and primarily responsible for the day-to-day management of the fund’s portfolio. Accordingly, in the “Fund summary” section, the information under the heading “Portfolio management” is revised and restated in its entirety as follows:

Christopher Fellingham Senior Managing Director and Head of Liquid Alternative Strategies Managed the fund since 2018	Andrew Graham Senior Managing Director and Senior Portfolio Manager Managed the fund since 2018	Mark Holden, CFA Managing Director and Portfolio Manager Managed the fund since 2018
David J. Rule, CFA, FRM Managing Director and Portfolio Manager Managed the fund since 2021	Nathan W. Thooft, CFA Vice President, Senior Managing Director, Co-Head Portfolio Solutions Group North America Managed the fund since 2015	Christopher Walsh, CFA Managing Director and Portfolio Manager Managed the fund since 2018

2.	The information in the “Fund details” section under the heading “Who’s who - Subadvisor” is replaced with the following:

The following are brief biographical profiles of the leaders of the fund’s investment management team, in alphabetical order. These managers are jointly and primarily responsible for the day-to-day management of the fund’s portfolio. These managers are employed by Manulife Investment Management (US) LLC. For more details about these individuals, including information about their compensation, other accounts they manage, and any investment they may have in the fund, see the SAI.

Christopher Fellingham

•     Senior Managing Director, Head of Liquid Alternative Strategies

•     Managed the fund since 2018

•     Joined the firm in 2016

•     Chief Investment Officer, Ignis Asset Management (2010–2015)

Andrew Graham

•     Senior Managing Director, Senior Portfolio Manager

•     Managed the fund since 2018

•     Joined the firm in 2017

•     Multi-Asset Private Wealth Portfolio Manager, RBC Capital Markets (2015–2017)

•     Head of European Rates Trading, RBC Capital Markets (2014–2015)

Mark Holden, CFA

•     Managing Director and Portfolio Manager

•     Managed the fund since 2018

•     Joined the firm in 2017

•     Investment Director, Standard Life Investments (2014–2016)

•     Senior Portfolio Manager, Ignis Asset Management (2011–2014)

David J. Rule, CFA, FRM

•     Managing Director and Portfolio Manager

•     Managed the fund since 2021

•     Joined the firm in 2017

•     Head of foreign exchange (FX) trading, Lombard Odier Asset Management (2015–2017)

Nathan W. Thooft, CFA • Vice President, Senior Managing Director, Co-Head Portfolio Solutions Group North America • Managed the fund since 2015 • Joined the subadvisor in 2008	Christopher Walsh, CFA • Managing Director and Portfolio Manager • Managed the fund since 2018 • Senior Investment Analyst at subadvisor until 2017 • Joined the firm in 2009

You should read this supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Funds II (the Trust)
Diversified Strategies Fund (the fund)

Supplement dated March 25, 2021 to the current Statement of Additional Information (the SAI), as may be supplemented

The following information supplements and supersedes any information to the contrary relating to the fund contained in the current SAI.

At its meeting held on March 23-25, 2021, the Trust’s Board of Trustees (the Board) approved a name change expected to be effective on or about June 1, 2021 (the Effective Date). The fund’s name will be changed to Absolute Return Opportunities Fund, and all references to Diversified Strategies Fund will be changed to reflect the fund’s new name as of the Effective Date.

The SAI will also be amended as of the Effective Date as follows:

1.	Under “Risk Factors”, the third paragraph under European Risk will be replaced in its entirety with the following:

Uncertainties regarding the viability of the EU have impacted and may continue to impact markets in the United States and around the world. If one or more countries leave the EU or the EU dissolves, securities markets would likely be significantly disrupted. On January 31, 2020, the UK left the EU, commonly referred to as “Brexit,” and the UK ceased to be a member of the EU. Following a transition period during which the EU and the UK Government engaged in a series of negotiations regarding the terms of the UK's future relationship with the EU, the EU and the UK Government signed an agreement on December 30, 2020 regarding the economic relationship between the UK and the EU. This agreement became effective on a provisional basis on January 1, 2021. There remains significant market uncertainty regarding Brexit’s ramifications, and the range and potential implications of possible political, regulatory, economic, and market outcomes are difficult to predict. This uncertainty may affect other countries in the EU and elsewhere, and may cause volatility within the EU, triggering prolonged economic downturns in certain countries within the EU. It is also possible that various countries within the UK, such as Scotland or Northern Ireland, could seek to separate and remain a part of the EU. Other secessionist movements including countries seeking to abandon the Euro or withdraw from the EU may cause volatility and uncertainty in the EU.

2.	Under “Risk Factors”, the fourth paragraph through the end of the disclosure for Market Events will be replaced in its entirety with the following:

Uncertainties surrounding the sovereign debt of a number of EU countries and the viability of the EU have disrupted and may in the future disrupt markets in the United States and around the world. If one or more countries leave the EU or the EU dissolves, the world’s securities markets likely will be significantly disrupted. On January 31, 2020, the UK left the EU, commonly referred to as “Brexit,” and the UK ceased to be a member of the EU. Following a transition period during which the EU and the UK Government engaged in a series of negotiations regarding the terms of the UK's future relationship with the EU, the EU and UK Government signed an agreement on December 30, 2020 regarding the economic relationship between the UK and the EU. This agreement became effective on a provisional basis on January 1, 2021. There remains significant market uncertainty regarding Brexit's ramifications, and the range and potential implications of possible political, regulatory, economic, and market outcomes are difficult to predict. This uncertainty may affect other countries in the EU and elsewhere, and may cause volatility within the EU, triggering prolonged economic downturns in certain countries within the EU. In addition, Brexit may create additional and substantial economic stresses for the UK, including a contraction of the UK economy and price volatility in UK stocks, decreased trade, capital outflows, devaluation of the British pound, wider corporate bond spreads due to uncertainty and declines in business and consumer spending as well as foreign direct investment. Brexit may also adversely affect UK-based financial firms that have counterparties in the EU or participate in market infrastructure (trading venues, clearing houses, settlement facilities) based in the EU. Additionally, the spread of the novel coronavirus (COVID-19) pandemic will stretch the resources and deficits of many countries in the EU and throughout the world, increasing the risk of default on their sovereign debt. These events and the resulting market volatility may have an adverse effect on the performance of the fund.

A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social and economic risks. Any such impact could adversely affect the fund's performance, resulting in losses to your investment.

Political and military events, including in North Korea, Venezuela, Iran, Syria, and other areas of the Middle East, and nationalist unrest in Europe and South America, also may cause market disruptions.

The United States has responded to the novel coronavirus (COVID-19) pandemic and resulting economic distress with fiscal and monetary stimulus packages. In late March 2020, the government passed the Coronavirus Aid, Relief, and Economic Security Act, a stimulus package providing for over $2.2 trillion in resources to small businesses, state and local governments, and individuals that have been adversely impacted by the novel coronavirus (COVID-19) pandemic. In addition, in mid-March 2020 the Fed cut interest rates to historically low levels and promised unlimited and open-ended quantitative easing, including purchases of corporate and municipal government bonds. The Fed also enacted various programs to support liquidity operations and funding in the financial markets, including expanding its reverse repurchase agreement operations, adding $1.5 trillion of liquidity to the banking system, establishing swap lines with other major central banks to provide dollar funding, establishing a program to support money market funds, easing various bank capital buffers, providing funding backstops for businesses to provide bridging loans for up to four years, and providing funding to help credit flow in asset-backed securities markets. The Fed also plans to extend credit to small- and medium-sized businesses.

3.	Under “Hedging and Other Strategic Transactions”, the 10th and 11th paragraph under Swap Agreements and Options on Swap Agreements will be replaced with the following:

As of the date of this SAI, central clearing is required only for certain market participants trading certain instruments, although central clearing for additional instruments is expected to be implemented by the CFTC until the majority of the swaps market is ultimately subject to central clearing. In addition, as described below, uncleared OTC swaps may be subject to regulatory collateral requirements that could adversely affect the Fund’s ability to enter into swaps in the OTC market. These developments could cause the Fund to terminate new or existing swap agreements, or to realize amounts to be received under such instruments at an inopportune time, or increase the costs associated with trading derivatives. Until the mandated rulemaking and regulations are implemented completely, it will not be possible to determine the complete impact of the Dodd-Frank Act and related regulations on the Fund. Swap dealers, major market participants and swap counterparties may also experience other new and/or additional regulations, requirements, compliance burdens and associated costs. The Dodd-Frank Act and rules promulgated thereunder may exert a negative effect on the Fund’s ability to meet its investment objective. The swap market could be disrupted or limited as a result of the legislation, and the new requirements may increase the cost of the Fund’s investments and of doing business, which could adversely affect the Fund’s ability to buy or sell OTC derivatives. The prudential regulators issued final rules that will require banks subject to their supervision to exchange variation and initial margin in respect of their obligations arising under uncleared swap agreements. The CFTC adopted similar rules that apply to CFTC-registered swap dealers that are not banks. Such rules generally require the Fund to segregate additional assets in order to meet the new variation and initial margin requirements when they enter into uncleared swap agreements. The variation margin requirements are now effective and the initial margin requirements are being phased-in through 2022 based on average daily aggregate notional amount of covered swaps between swap dealers and swap entities.

In addition, regulations adopted by the prudential regulators require certain banks to include in a range of financial contracts, including derivative and short-term funding transactions, terms delaying or restricting a counterparty’s default, termination and other rights in the event that the bank and/or its affiliates become subject to certain types of resolution or insolvency proceedings. The regulations could limit a Fund’s ability to exercise a range of cross-default rights if its counterparty, or an affiliate of the counterparty, is subject to bankruptcy or similar proceedings. Such regulations could further negatively impact the Fund’s use of derivatives.

4.	Under “Hedging and Other Strategic Transactions”, the following will be added under the subhead “Use of Segregated and Other Special Accounts”:

As noted under “Risk of Additional Government Regulation of Derivatives,” on October 28, 2020, the SEC announced it would rescind current derivatives guidance. However, unless the Fund elects to comply early with the Derivatives Rule, the Fund may continue to engage in certain asset segregation practices in accordance with current guidance until rescinded, as described in this subsection.

5.	Under “Hedging and Other Strategic Transactions”, the following will replace the disclosure under the heading “Risk of Additional Government Regulation of Derivatives”:

It is possible that additional government regulation of various types of derivative instruments, including futures, options on futures and swap agreements, may limit or prevent the Fund from using such instruments as part of its investment strategy, which could negatively impact the fund. While many provisions of the Dodd-Frank Act have yet to either be fully implemented, or are subject to phase-in periods, any regulatory or legislative activity may not necessarily have a direct, immediate effect upon the Fund, it is possible that, upon implementation of these measures or any future measures, they could potentially limit or completely restrict the ability of the Fund to use these instruments as a part of its investment strategy, increase the costs of using these instruments or make them less effective. New position limits imposed on a fund or its counterparty may impact the Fund’s ability to invest in futures, options, and swaps in a manner that efficiently meets its investment objective.

In addition, new Rule 18f-4 (the “Derivatives Rule”), adopted by the SEC on October 28, 2020, replaces current asset segregation requirements with a new framework for the use of derivatives by registered funds. For funds using a significant amount of derivatives, the Derivatives Rule mandates a fund adopt and/or implement: (i) value at risk limitations in lieu of asset segregation requirements; (ii) a written derivatives risk management program; (iii) new Board oversight responsibilities; and (iv) new reporting and recordkeeping requirements. The Derivative Rule provides an exception for funds with derivative exposure not exceeding 10% of its net assets, excluding certain currency and interest rate hedging transactions. In addition, the Derivatives Rule provides special treatment for reverse repurchase agreements and similar financing transactions and unfunded commitment agreements. Funds will be required to comply with the Derivatives Rule starting on August 19, 2022.

Effective immediately, David J. Rule, CFA, FRM is added as a portfolio manager for the fund. Mr. Rule, Christopher Fellingham, Andrew Graham, Mark Holden, CFA, Nathan W. Thooft, CFA and Christopher Walsh, CFA are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Accordingly, the information presented in Appendix B of the SAI, which provides additional information about the portfolio managers of the subadvisor, Manulife Investment Management (US) LLC (Manulife IM (US)), is revised and restated as follows for the fund.

PORTFOLIO MANAGERS AND OTHER ACCOUNTS MANAGED

The portfolio managers of the Fund are as follows:

Fund	Portfolio Manager(s)
Absolute Return Opportunities Fund	Christopher Fellingham, Andrew Graham, Mark Holden, CFA, David J. Rule, CFA, FRM, Nathan W. Thooft, CFA, and Christopher Walsh, CFA are jointly and primarily responsible for the day-to-day management of this Fund’s portfolio.

The following tables reflect information regarding other accounts for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other investment companies (and series thereof); (ii) other pooled investment vehicles; and (iii) other accounts. To the extent that any of these accounts pays advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date. Also shown below the tables is each portfolio manager’s investments in the Fund(s) and similarly managed accounts he manages.

The following table reflects information as of Feb. 28, 2021:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)($)	Number of Accounts	Assets (in millions)($)	Number of Accounts	Assets (in millions)($)
Christopher Fellingham	1	10.14	0	0	0	0
Andrew Graham	1	10.14	0	0	0	0
Mark Holden	1	10.14	0	0	0	0

David J. Rule	0	0	0	0	0	0
Nathan W. Thooft	56	80,215.59	85	14,976.18	0	0
Christopher Walsh	2	619.75	0	0	0	0

The portfolio managers listed above do not manage accounts that pay fees based upon performance.

Ownership of the Fund and Similarly Managed Accounts

The following tables show the dollar range of Fund shares and shares of similarly managed accounts beneficially owned by the portfolio managers listed above as of Feb. 28, 2021. For purposes of these tables, “similarly managed accounts” include all accounts that are managed (i) by the same portfolio managers that are jointly and primarily responsible for the day-to-day management of the Fund; and (ii) with an investment style, objective, policies and strategies substantially similar to those that are used to manage the Fund. Each portfolio manager’s ownership of Fund shares is stated in the footnotes that follow the tables.

Portfolio Manager Diversified Strategies Fund[1]	Dollar Range of Shares Owned
Christopher Fellingham	$500,001 - $1,000,000
Andrew Graham	$50,001 - $100,000
Mark Holden	$0
David J. Rule	$0
Nathan W. Thooft	$50,001 - $100,000
Christopher Walsh	$10,001 - $50,000

[1]	As of Feb. 28, 2021, Christopher Fellingham, Andrew Graham, Mark Holden, David J. Rule, Nathan W. Thooft, and Christopher Walsh beneficially owned $0, $0, $0, $0, $10,001-$50,000, and $10,001-$50,000 of shares, respectively, of Diversified Strategies Fund.

You should read this supplement in conjunction with the SAI and retain it for future reference.